LOSS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 11 – LOSS PER SHARE

For the period of six months ended June 30, 2026, the Company had 1,268,328 unvested RSUs, 21,195 options, 2,588,230 warrants and 200,000 earnout shares rights. For the period of six months ended June 30, 2025, the Company had 44,031 options 302,685 warrants and 200,000 earnout shares rights. These securities were not considered when calculating diluted loss per share since their effect is anti-dilutive.